Revenue Recognition	6 Months Ended
Jun. 30, 2018
Revenue from Contract with Customer [Abstract]
Revenue Recognition

As of January 1, 2018, the Company adopted ASU No. 201409, “Revenue from Contracts with Customers” (ASU 201409). Under the new guidance, an entity will recognize revenue to depict the transfer of promised goods or services to customers at an amount that the entity expects to be entitled to in exchange for those goods or services. A five-step model has been introduced for an entity to apply when recognizing revenue. The new guidance also includes enhanced disclosure requirements. The guidance was effective January 1, 2018 and was applied on a modified basis. The adoption did not have an impact on the Company's financial statements. All of the revenues of the Company are generated by Atlas Pharma Inc., the Company's wholly owned Canadian subsidiary which provides laboratory testing services. Local governmental regulations require that companies recognize revenues upon completion of the work by issuing an invoice and remitting the applicable sales taxes (GST and QST) to the appropriate government agency. Atlas Pharma Inc.'s revenue recognition policy is in compliance with these local regulations.